CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012
Equity value of the Successor company	144.9	144.9
Plan Of Arrangement Adjustments [Member]
Enterprise value		392.9
Net redundant assets		117.3
Interest bearing debt		(351.8)
Other adjustments		(13.5)
Equity value of the Successor company		144.9